SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payroll and related expenses	$ 510	$ 410
Subcontractor and outsourced work	2,477
Legal fees	99
Other	136	8
Research and development expense	$ 3,222	$ 418	$ 414